BlackRock Large Cap Focus Growth V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
TransDigm Group, Inc.
(a)
.............. 7,340 $ 4,782,304
Automobiles — 1.4%
Tesla, Inc.
(a)
....................... 3,473 3,742,505
Capital Markets — 4.5%
KKR & Co., Inc. .................... 42,622 2,492,108
S&P Global, Inc. ................... 22,515 9,235,203
11,727,311
Chemicals — 1.6%
Linde plc ........................ 12,841 4,101,801
Commercial Services & Supplies — 1.9%
Copart , Inc.
(a)
..................... 39,202 4,918,675
Electronic Equipment, Instruments & Components — 1.6%
Zebra Technologies Corp., Class A
(a)
...... 9,951 4,116,729
Entertainment — 0.9%
Netflix, Inc.
(a)
...................... 6,584 2,466,301
Health Care Equipment & Supplies — 1.6%
Align Technology, Inc.
(a)
............... 9,280 4,046,080
Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill, Inc.
(a)
........... 4,401 6,962,514
Evolution AB
(b)(c)
.................... 43,719 4,447,722
11,410,236
Interactive Media & Services — 10.7%
(a)
Alphabet, Inc., Class A ............... 4,945 13,753,776
Match Group, Inc.
(d)
................. 49,196 5,349,573
Meta platforms, Inc., Class A ........... 11,709 2,603,613
Snap, Inc., Class A .................. 162,844 5,860,756
27,567,718
Internet & Direct Marketing Retail — 12.9%
(a)
Amazon.com, Inc. .................. 8,960 29,209,152
Etsy, Inc. ........................ 32,555 4,045,935
33,255,087
IT Services — 6.7%
Snowflake, Inc., Class A
(a)
............. 21,504 4,927,212
Visa, Inc., Class A .................. 55,916 12,400,491
17,327,703
Life Sciences Tools & Services — 4.7%
Danaher Corp. .................... 16,986 4,982,503
Lonza Group AG (Registered) .......... 9,853 7,139,523
12,122,026
Machinery — 2.2%
Chart Industries, Inc.
(a)(d)
.............. 33,456 5,746,737
Oil, Gas & Consumable Fuels — 1.9%
Pioneer Natural Resources Co. ......... 19,446 4,862,083
Pharmaceuticals — 1.9%
Zoetis, Inc. ....................... 25,517 4,812,251
Semiconductors & Semiconductor Equipment — 9.0%
ASML Holding NV (Registered), NYRS .... 10,625 7,096,756
Marvell Technology, Inc. .............. 95,939 6,879,786
NVIDIA Corp. ..................... 34,068 9,295,794
23,272,336
Software — 19.8%
Adobe, Inc.
(a)
...................... 6,560 2,988,867
Cadence Design Systems, Inc.
(a)
........ 20,408 3,356,300
Security
Shares
Shares Value
Software (continued)
Intuit, Inc. ........................ 23,329 $ 11,217,516
Microsoft Corp. .................... 89,563 27,613,169
ServiceNow , Inc.
(a)
.................. 10,941 6,092,933
51,268,785
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc. ....................... 62,549 10,921,681
Textiles, Apparel & Luxury Goods — 4.9%
LVMH Moet Hennessy Louis Vuitton SE .... 7,988 5,701,829
NIKE, Inc., Class B ................. 51,018 6,864,982
12,566,811
Total Common Stocks — 98.6%
(Cost: $187,398,042) ............................. 255,035,160
Preferred Stocks
Media — 1.1%
Bytedance Ltd., Series E-1(Acquired 11/11/20,
cost $1,974,965)
(e)(f)
................. 18,024 2,903,803
Total Preferred Stocks — 1.1%
(Cost: $1,974,965) .............................. 2,903,803
Total Long-Term Investments — 99.7%
(Cost: $189,373,007) ............................. 257,938,963
Short-Term Securities
Money Market Funds
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% ................... 784,009 784,009
SL Liquidity Series, LLC, Money Market Series,
0.42%
( i )
....................... 1,202,435 1,202,074
Total Money Market Funds — 0.8%
(Cost: $1,986,083) .............................. 1,986,083
Time Deposits
Brown Brothers Harriman & Co.,
(0.19)%, 04/01/22 ................ AUD —
(j)
246
Hong Kong & Shanghai Bank, 0.00%, 04/01/22 HKD 1 73
Total Time Deposits — 0.0%
(Cost: $319) ................................... 319
Total Short-Term Securities — 0.8%
(Cost: $1,986,402) .............................. 1,986,402
Total Investments — 100.5%
(Cost: $191,359,409 ) ............................. 259,925,365
Liabilities in Excess of Other Assets — (0.5)% ............ (1,205,619)
Net Assets — 100.0% .............................. $ 258,719,746

BlackRock Large Cap Focus Growth V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,903,803, representing 1.12% of its net assets as of period end, and an original cost of $1,974,965.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(j)
Rounds to less than 1,000.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T -Fund,
Institutional Class
(a)
....... $ 274,003 $ 510,006 $ — $ — $ — $ 784,009 784,009 $ — $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 12,085,155 — (10,878,472) (4,609) — 1,202,074 1,202,435 2,099
(b)
—
$ (4,609) $ — $ 1,986,083 $ 2,099 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
HKD Hong Kong Dollar
Portfolio Abbreviation
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,782,304 $ — $ — $ 4,782,304
Automobiles .......................................... 3,742,505 — — 3,742,505
Capital Markets ........................................ 11,727,311 — — 11,727,311
Chemicals ............................................ 4,101,801 — — 4,101,801
Commercial Services & Supplies ............................. 4,918,675 — — 4,918,675
Electronic Equipment, Instruments & Components ................. 4,116,729 — — 4,116,729
Entertainment ......................................... 2,466,301 — — 2,466,301
Health Care Equipment & Supplies ........................... 4,046,080 — — 4,046,080
Hotels, Restaurants & Leisure .............................. 6,962,514 4,447,722 — 11,410,236
Interactive Media & Services ............................... 27,567,718 — — 27,567,718
Internet & Direct Marketing Retail ............................ 33,255,087 — — 33,255,087
IT Services ........................................... 17,327,703 — — 17,327,703
Life Sciences Tools & Services .............................. 4,982,503 7,139,523 — 12,122,026
Machinery ............................................ 5,746,737 — — 5,746,737
Oil, Gas & Consumable Fuels ............................... 4,862,083 — — 4,862,083
Pharmaceuticals ....................................... 4,812,251 — — 4,812,251
Semiconductors & Semiconductor Equipment .................... 23,272,336 — — 23,272,336
Software ............................................. 51,268,785 — — 51,268,785
Technology Hardware, Storage & Peripherals .................... 10,921,681 — — 10,921,681
Textiles, Apparel & Luxury Goods ............................ 6,864,982 5,701,829 — 12,566,811
Preferred Stocks ......................................... — — 2,903,803 2,903,803
Short-Term Securities
Money Market Funds ...................................... 784,009 — — 784,009
Time Deposits .......................................... — 319 — 319
$ 238,530,095 $ 17,289,393 $ 2,903,803 $ 258,723,291

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Investments V alued at NAV
(a)
..................................... 1,202,074
$ —
$ 259,925,365
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Stocks Total
Investments
Assets
Opening balance, as of December 31, 2021 .................................................................................. $ 2,947,828 $ 2,947,828
Transfers into Level 3 ................................................................................................ — —
Transfers out of Level 3 ............................................................................................... — —
Other .......................................................................................................... — —
Accrued discounts/premiums ............................................................................................ — —
Net realized gain ................................................................................................... — —
Net change in unrealized depreciation
(a)
.................................................................................... (44,025) (44,025)
Purchases ........................................................................................................ — —
Sales ........................................................................................................... — —
Closing balance, as of March 31, 2022 .....................................................................................
$ 2,903,803 $ 2,903,803
Net change in unrealized depreciation on investments still held at March 31, 2022
(a)
........................................................
$ (44,025) $ (44,025)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Large Cap Focus Growth V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,903,803 Income Revenue Multiple 3.0x-4.05x 3.53x
Market
$ 2,903,803
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.